Schedule of Investments (unaudited) December 31, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Aurizon Holdings Ltd.	117,492	$431,951
Brambles Ltd.	93,128	767,242
Qantas Airways Ltd.	88,558	442,611
Sydney Airport	130,900	796,860
Transurban Group	151,592	1,588,834

		4,027,498

Brazil — 0.1%
Embraer SA, ADR	15,792	307,786

Canada — 3.1%
Bombardier Inc., Class B(a)	122,472	182,280
Canadian National Railway Co.	41,842	3,790,383
Canadian Pacific Railway Ltd.	8,010	2,044,766
SNC-Lavalin Group Inc.	10,304	237,983
Thomson Reuters Corp.	9,968	714,037
Waste Connections Inc.	15,344	1,395,662

		8,365,111

Chile — 0.1%
LATAM Airlines Group SA, ADR(b)	17,976	182,636

Denmark — 1.2%
AP Moller - Maersk A/S, Class A	170	230,599
AP Moller - Maersk A/S, Class B, NVS	392	565,771
DSV PANALPINA A/S	11,837	1,365,247
Vestas Wind Systems A/S	11,485	1,161,439

		3,323,056

Finland — 0.8%
Kone OYJ, Class B	23,590	1,543,241
Metso OYJ	7,672	302,964
Wartsila OYJ Abp	28,336	313,300

		2,159,505

France — 8.0%
Aeroports de Paris	1,904	376,368
Airbus SE	34,845	5,103,529
Alstom SA	10,976	520,297
Bouygues SA	14,344	609,911
Bureau Veritas SA	15,904	415,243
Cie. de Saint-Gobain	31,648	1,296,658
Edenred	14,230	736,363
Eiffage SA	4,597	526,333
Legrand SA	15,182	1,237,915
Safran SA	19,381	2,994,598
Schneider Electric SE	32,150	3,302,085
Teleperformance	3,420	834,587
Thales SA	5,992	622,291
Vinci SA	29,372	3,264,035

		21,840,213

Germany — 3.7%
Brenntag AG	8,960	487,592
Deutsche Lufthansa AG, Registered	14,006	257,994
Deutsche Post AG, Registered	56,283	2,148,672
GEA Group AG	9,632	318,735
MTU Aero Engines AG	3,026	864,796
Siemens AG, Registered	46,776	6,119,053

		10,196,842

Hong Kong — 0.5%
CK Hutchison Holdings Ltd.	156,020	1,487,755

Security	Shares	Value

Ireland — 0.4%
Kingspan Group PLC	8,736	$533,945
Ryanair Holdings PLC, ADR(a)(b)	5,295	463,895

		997,840

Italy — 0.7%
Atlantia SpA	28,056	654,736
CNH Industrial NV	58,550	643,422
Leonardo SpA	17,994	211,072
Prysmian SpA	15,812	381,425

		1,890,655

Japan — 15.4%
AGC Inc./Japan	12,600	455,652
ANA Holdings Inc.	19,600	656,850
Central Japan Railway Co.	11,800	2,388,774
Dai Nippon Printing Co. Ltd.	16,800	457,585
Daikin Industries Ltd.	16,800	2,388,406
East Japan Railway Co.	22,400	2,031,923
FANUC Corp.	11,200	2,095,201
Hankyu Hanshin Holdings Inc.	14,200	611,511
ITOCHU Corp.	90,900	2,119,954
Japan Airlines Co. Ltd.	19,900	622,041
Kajima Corp.	28,000	375,652
Kintetsu Group Holdings Co. Ltd.	11,200	610,113
Komatsu Ltd.	56,300	1,368,710
Kubota Corp.	67,200	1,067,285
Makita Corp.	16,800	588,986
Marubeni Corp.	100,800	751,861
Mitsubishi Corp.	91,500	2,441,684
Mitsubishi Electric Corp.	124,400	1,715,329
Mitsubishi Heavy Industries Ltd.	19,000	742,692
Mitsui & Co. Ltd.	101,700	1,821,101
Nidec Corp.	15,500	2,140,120
Nippon Express Co. Ltd.	5,600	330,821
Obayashi Corp.	41,300	462,499
Odakyu Electric Railway Co. Ltd.	22,400	525,810
Recruit Holdings Co. Ltd.	93,800	3,537,945
Secom Co. Ltd.	12,000	1,079,586
Shimizu Corp.	44,800	460,058
SMC Corp./Japan	3,800	1,758,472
Sumitomo Corp.	72,800	1,087,897
Taisei Corp.	12,700	531,139
Tokyu Corp.	33,600	624,232
Toppan Printing Co. Ltd.	18,200	378,654
Toshiba Corp.	25,400	865,949
TOTO Ltd.	8,800	375,726
Toyota Tsusho Corp.	13,600	483,055
West Japan Railway Co.	11,200	972,985
Yamato Holdings Co. Ltd.	24,100	414,030
Yaskawa Electric Corp.	16,800	644,638

		41,984,926

Mexico — 0.1%
Alfa SAB de CV, Class A	196,816	163,423

Netherlands — 0.6%
Randstad NV	7,510	458,927
Wolters Kluwer NV	15,983	1,166,518

		1,625,445

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	16,380	655,480
Aena SME SA(c)	4,316	826,023

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Ferrovial SA	27,983	$847,152
International Consolidated Airlines Group SA	37,766	312,691

		2,641,346

Sweden — 3.2%
Alfa Laval AB	17,416	438,886
Assa Abloy AB, Class B	57,597	1,347,471
Atlas Copco AB, Class A	39,597	1,580,318
Atlas Copco AB, Class B	19,992	694,516
Epiroc AB, Class A	36,710	448,431
Epiroc AB, Class B	22,569	267,736
Sandvik AB	64,120	1,251,090
Securitas AB, Class B	19,152	330,315
Skanska AB, Class B	20,862	471,794
SKF AB, Class B	22,357	452,344
Volvo AB, Class B	96,004	1,609,117

		8,892,018

Switzerland — 2.4%
ABB Ltd., Registered	111,553	2,692,202
Adecco Group AG, Registered	9,576	605,404
Geberit AG, Registered	2,130	1,194,833
Kuehne + Nagel International AG, Registered	2,979	502,063
Schindler Holding AG, Participation Certificates, NVS	2,464	626,464
Schindler Holding AG, Registered	1,008	246,912
SGS SA, Registered	302	826,769

		6,694,647

United Kingdom — 5.6%
Ashtead Group PLC	29,345	938,438
BAE Systems PLC	185,864	1,390,670
Bunzl PLC	19,817	542,116
Cobham PLC	142,446	309,949
DCC PLC	5,936	514,602
easyJet PLC	16,018	302,277
Experian PLC	53,289	1,801,575
Ferguson PLC	13,455	1,220,980
G4S PLC	89,996	259,905
IMI PLC	16,912	264,145
Intertek Group PLC	9,352	725,008
Melrose Industries PLC	285,495	908,081
RELX PLC	117,063	2,955,036
Rentokil Initial PLC	108,429	650,696
Rolls-Royce Holdings PLC	111,021	1,004,817
Smiths Group PLC	22,736	508,117
Spirax-Sarco Engineering PLC	4,274	503,350
Travis Perkins PLC	14,672	311,377
Weir Group PLC (The)	15,487	309,695

		15,420,834

United States — 51.3%
3M Co.	33,320	5,878,314
Alaska Air Group Inc.	7,229	489,765
Allegion PLC	5,376	669,527
American Airlines Group Inc.	23,184	664,917
AMETEK Inc.	13,056	1,302,205
AO Smith Corp.	7,924	377,499
Arconic Inc.	22,516	692,817
Boeing Co. (The)	30,950	10,082,272
Caterpillar Inc.	32,039	4,731,520
CH Robinson Worldwide Inc.	7,788	609,022
Cintas Corp.	4,818	1,296,427
Copart Inc.(a)	11,768	1,070,182

Security	Shares	Value

United States (continued)
CSX Corp.	45,089	$3,262,640
Cummins Inc.	8,912	1,594,892
Deere & Co.	18,289	3,168,752
Delta Air Lines Inc.	33,445	1,955,864
Dover Corp.	8,344	961,729
Eaton Corp. PLC	23,986	2,271,954
Emerson Electric Co.	35,246	2,687,860
Equifax Inc.	6,948	973,554
Expeditors International of Washington Inc.	9,912	773,334
Fastenal Co.	33,164	1,225,410
FedEx Corp.	13,949	2,109,228
Flowserve Corp.	7,622	379,347
Fortive Corp.	17,108	1,306,880
Fortune Brands Home & Security Inc.	8,079	527,882
General Dynamics Corp.	13,421	2,366,793
General Electric Co.	505,032	5,636,157
Honeywell International Inc.	41,344	7,317,888
Huntington Ingalls Industries Inc.	2,371	594,837
IDEX Corp.	4,312	741,664
IHS Markit Ltd.(a)	22,914	1,726,570
Illinois Tool Works Inc.	16,912	3,037,903
Ingersoll-Rand PLC	13,892	1,846,525
Jacobs Engineering Group Inc.	7,900	709,657
JB Hunt Transport Services Inc.	5,001	584,017
Johnson Controls International PLC	44,464	1,810,130
Kansas City Southern	5,828	892,617
L3Harris Technologies Inc.	12,768	2,526,404
Lockheed Martin Corp.	14,342	5,584,488
Masco Corp.	16,268	780,701
Nielsen Holdings PLC	20,967	425,630
Norfolk Southern Corp.	15,126	2,936,410
Northrop Grumman Corp.	9,080	3,123,248
Old Dominion Freight Line Inc.	3,714	704,843
PACCAR Inc.	20,110	1,590,701
Parker-Hannifin Corp.	7,454	1,534,182
Pentair PLC	9,688	444,389
Quanta Services Inc.	8,232	335,125
Raytheon Co.	16,130	3,544,406
Republic Services Inc.	11,880	1,064,804
Robert Half International Inc.	6,895	435,419
Rockwell Automation Inc.	6,665	1,350,796
Rollins Inc.	8,128	269,525
Roper Technologies Inc.	5,992	2,122,546
Snap-on Inc.	3,136	531,238
Southwest Airlines Co.	27,552	1,487,257
Stanley Black & Decker Inc.	8,768	1,453,208
Textron Inc.	13,334	594,696
TransDigm Group Inc.	2,858	1,600,480
Union Pacific Corp.	40,234	7,273,905
United Airlines Holdings Inc.(a)	12,718	1,120,329
United Parcel Service Inc., Class B	40,601	4,752,753
United Rentals Inc.(a)	4,372	729,118
United Technologies Corp.	46,845	7,015,507
Verisk Analytics Inc.	9,388	1,402,004
Waste Management Inc.	22,576	2,572,761
Westinghouse Air Brake Technologies Corp.	10,584	823,435
WW Grainger Inc.	2,522	853,747

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	10,416	$820,677

		140,133,283

Total Common Stocks — 99.7% (Cost: $277,584,617)		272,334,819

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	661,549	661,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	437,878	437,878

		1,099,692

Total Short-Term Investments — 0.4% (Cost: $1,099,674)		1,099,692

Total Investments in Securities — 100.1% (Cost: $278,684,291)		273,434,511

Other Assets, Less Liabilities — (0.1)%		(220,421)

Net Assets — 100.0%		$273,214,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	764,975	(103,426)	661,549	$661,814	$8,143	(a)	$375	$(20)
BlackRock Cash Funds: Treasury, SL Agency Shares	399,619	38,259	437,878	437,878	4,722		—	—

				$1,099,692	$12,865		$375	$(20)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Industrial Index	5	03/20/20	$410	$639
Euro STOXX 50 Index	6	03/20/20	251	(573)
TOPIX Index	1	03/12/20	158	(1,153)

				$(1,087)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Industrials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$272,334,819	$—	$—	$272,334,819
Money Market Funds	1,099,692	—	—	1,099,692

	$273,434,511	$—	$—	$273,434,511

Derivative financial instruments(a)
Assets
Futures Contracts	$639	$—	$—	$639
Liabilities
Futures Contracts	(1,726)	—	—	(1,726)

	$(1,087)	$—	$—	$(1,087)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4